UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4007


                            SMITH BARNEY TRUST II--
                SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
               (Exact name of registrant as specified in charter)


                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)


                            Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (800) 451-2010


Date of fiscal year end:  OCTOBER 31
Date of reporting period: OCTOBER 31, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The ANNUAL Report to Stockholders is filed herewith.


--------------------------------------------------------------------------------

                                  SMITH BARNEY
                                SMALL CAP GROWTH
                               OPPORTUNITIES FUND

--------------------------------------------------------------------------------

                        ANNUAL REPORT | OCTOBER 31, 2003






                          [SMITH BARNEY LOGO OMITTED]

                 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(SM)


                 YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED(R) is a Registered Service Mark of Citigroup Global Markets Inc.





             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE

--------------------------------------------------------------------------------
  TEAM MANAGED
--------------------------------------------------------------------------------

  A team of individuals employed by the manager now manages the day-to-day operations of the Fund.

--------------------------------------------------------------------------------
  FUND OBJECTIVE
--------------------------------------------------------------------------------

  The fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. The fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in equity securities of U.S. small cap companies with small market capitalizations and related investments. In selecting investments, the manager looks for issuers that have a predictable, growing demand for their products or services, and issuers with a dominant position in a niche market or whose customers are very large corporations.

--------------------------------------------------------------------------------
  FUND FACTS
--------------------------------------------------------------------------------
  FUND INCEPTION
------------------
  June 21, 1995

--------------------------------------------------------------------------------

Annual Report  o  October 31, 2003

SMITH BARNEY SMALL CAP
GROWTH OPPORTUNITIES FUND

--------------------------------------------------------------------------------

WHAT'S INSIDE

LETTER FROM THE CHAIRMAN ............................................. 1
MANAGER OVERVIEW ..................................................... 2
FUND PERFORMANCE ..................................................... 4
HISTORICAL PERFORMANCE ............................................... 5
SCHEDULE OF INVESTMENTS .............................................. 6
SCHEDULE OF ASSETS AND LIABILITIES ...................................11
STATEMENT OF OPERATIONS ..............................................12
STATEMENTS OF CHANGES IN NET ASSETS ..................................13
NOTES TO FINANCIAL STATEMENTS ........................................14
FINANCIAL HIGHLIGHTS .................................................19
REPORT OF INDEPENDENT AUDITORS .......................................23
ADDITIONAL INFORMATION ...............................................24

                            LETTER FROM THE CHAIRMAN



                                                             [Photo Omitted]





                                                         R. JAY GERKEN, CFA
                                                         CHAIRMAN, PRESIDENT AND
                                                         CHIEF EXECUTIVE OFFICER


DEAR SHAREHOLDER,

After a torturous three-year bear market, the U.S. stock market has rallied strongly so far in 2003 as geopolitical uncertainties eased and investors began to look forward to better economic times. The recent performance of the U.S. economy has supported an improvement in investor sentiment and corporate earnings. Small cap stocks benefited particularly from this advance as the Russell 2000 Index,(i) an unmanaged index representative of the small-cap stock universe, gained 43.35% over the year ended October 31, 2003.

For a more detailed review of how your fund performed within this market environment, please continue reading this report. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken, CFA
----------------------
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

NOVEMBER 20, 2003




   1  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
                                MANAGER OVERVIEW
--------------------------------------------------------------------------------

SPECIAL SHAREHOLDER NOTICE
As of August 5, 2003, management of the day-to-day operations of the fund has transitioned from Victor Dosti to a team of individuals.


PERFORMANCE REVIEW
For the 12 months ended October 31, 2003, the Smith Barney Small Cap Growth Opportunities Fund (class A shares), excluding sales charges, returned 37.36%. However, the fund produced lower returns than its benchmark, the unmanaged
Russell 2000 Growth Index,(ii) which returned 46.56%. The fund also underperformed its Lipper peer group of small-cap growth funds, which had an average return of 40.49%.(1)


MARKET OVERVIEW
The fund's fiscal year presented equity investors with strong gains as investor sentiment improved amid evidence of an improving economy, including stronger spending trends among consumers and corporations, improved business conditions and more stable labor and product markets. The economy's gains were supported by a stimulative monetary policy, as the Federal Reserve Board reduced key short-term interest rates to 1%, the lowest level in decades.

While the stock market benefited greatly from the stronger economy, the market's advance was generally led by the smallest companies in the small-cap range. Stocks with market capitalizations that rank in the bottom 20% of the Russell 2000 Growth Index (i.e., those with market capitalizations under $144 million) gained considerably more in percentage terms than the largest companies in the top 20% of the Index (those with market capitalizations above $629 million). In addition, small-cap stocks that had lower stock prices (of under $5.00) and minimal or no earnings contributed the most gains in the third calendar quarter of 2003 to the Russell 2000 and Russell 2000 Growth Indices.(iii)



                              PERFORMANCE SNAPSHOT
                             AS OF OCTOBER 31, 2003
                            (EXCLUDING SALES CHARGES)

--------------------------------------------------------------------------------
                                             6 MONTHS            12 MONTHS
--------------------------------------------------------------------------------
        Class A Shares                        31.56%              37.36%
--------------------------------------------------------------------------------
        Russell 2000
        Growth Index                          36.11%              46.56%
--------------------------------------------------------------------------------
        Average of Lipper
        small-cap growth funds                34.36%              40.49%


Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. Results of other share classes may vary.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.

Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended October 31, 2003, calculated among 487 funds for the six-month period and among 474 funds for the 12-month period, in the fund's Lipper peer group including the reinvestment of dividends and capital gains and excluding sales charges.

Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.



(1) Lipper Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended October 31, 2003, calculated among 474 funds in the Lipper small-cap growth funds category with reinvestment of dividends and capital gains excluding sales charges.


   2  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

FUND OVERVIEW(iv)

Because the fund held a greater percentage of the largest stocks and fewer of the smallest stocks than the Russell 2000 Growth Index did for much of its fiscal year, it underperformed its benchmark. Indeed, the fund historically has attempted to mitigate volatility by focusing on larger, more liquid small-cap securities and avoiding the more aggressive micro-cap issues. While this strategy often has been beneficial to performance, it detracted from the fund's relative returns during the reporting period. Specific fund holdings that detracted most from performance were: NETIQ CORP., a provider of systems and security management and Web analytics software solutions; aerospace and defensive supplier, DRS TECHNOLOGIES, INC.; and drug manufacturer, LIGAND PHARMACEUTICALS, INC.

The fund enjoyed attractive returns from individual stocks in a variety of industry groups. The top three contributions to the fund's performance included:
OAK TECHNOLOGY, INC., a designer and developer of integrated circuits and software; REMEC, INC., a producer of high frequency voice and data transmission for commercial wireless and defense communications; and APTARGROUP, INC., a manufacturer of product dispensing systems to the personal care, pharmaceutical, fragrance, cosmetics and industrial markets.

The fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments. The fund considers small cap companies to be those with market capitalizations within the range of the market capitalizations of the companies in the Russell 2000 Index. When we assumed responsibility for the fund in August, we reviewed and restructured the fund's holdings so as, in our judgment, to best position the fund going forward. In that restructuring and in some subsequent transactions, we purchased a number of stocks which we considered to be small cap stocks, but which had market capitalizations in excess of the Russell 2000 range at that time. That range had recently fallen because of a rebalancing of that index. As a result, less than the required 80% of the fund's net assets were invested in small cap companies as the fund defines them. This situation continued beyond the end of the fund's October 31 fiscal year but was subsequently rectified. The failure to comply with the 80% policy did not have any material adverse effect on the fund during the fiscal year. Nonetheless, the Adviser has agreed to reimburse the fund for realized losses on positions that were acquired in violation of the 80% policy. We have taken appropriate steps to ensure full compliance with the fund's 80% investment policy in the future.

The Fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Thank you for your investment in the Smith Barney Small Cap Growth Opportunities Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

The Small Cap Portfolio Management Team

NOVEMBER 20, 2003


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of October 31, 2003 and are subject to change. Please refer to pages 6 through 10 for a list and percentage breakdown of the fund's holdings.

(i) The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.

(ii) The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.

(iii)  Source: Prudential Financial, QUANTITATIVE OUTLOOK, October 8, 2003

(iv) The fund's top ten holdings as of October 31, 2003 were: Trankaryotic Therapies, Inc. (1.89%); Electronics for Imaging, Inc. (1.87%); DJ Orthopedics, Inc. (1.74%); Georgia Gulf Corp. (1.73%); Intermune, Inc. (1.65%); CSG Systems International, Inc. (1.65%); Citizens Communications Co. (1.55%); Pride International, Inc. (1.41%); NPS Pharmaceuticals, Inc. (1.33%); Sicor, Inc. (1.20%).



    3  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 WITHOUT SALES CHARGES(1)
                                      --------------------------------------------------------------------------------
                                       CLASS A             CLASS B               CLASS L               CLASS Y
----------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 10/31/03            37.36%              36.37%                36.31%                  --
----------------------------------------------------------------------------------------------------------------------
Five Years Ended 10/31/03                8.17%                 --                    --                   --
----------------------------------------------------------------------------------------------------------------------
Inception++ through 10/31/03            13.51%               5.24%                (8.73)%              40.76%*
----------------------------------------------------------------------------------------------------------------------

                                                                  WITH SALES CHARGES(2)
                                      --------------------------------------------------------------------------------
                                       CLASS A             CLASS B               CLASS L               CLASS Y
----------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 10/31/03            30.49%              31.37%                33.96%                  --
----------------------------------------------------------------------------------------------------------------------
Five Years Ended 10/31/03                7.07%                 --                    --                   --
----------------------------------------------------------------------------------------------------------------------
Inception++ through 10/31/03            12.82%               5.08%                (9.02)%              40.76%*
----------------------------------------------------------------------------------------------------------------------


(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT DEDUCTION OF ALL APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A AND L SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS B AND L SHARES.

(2) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE. IN ADDITION, CLASS A AND L SHARES REFLECT THE DEDUCTION OF THE MAXIMUM SALES CHARGE OF 5.00% AND 1.00%, RESPECTIVELY, AND CLASS B SHARES REFLECT THE DEDUCTION OF A 5.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR FROM PURCHASE PAYMENT. THEREAFTER, THIS CDSC DECLINES BY 1.00% PER YEAR UNTIL NO CDSC IS INCURRED. CLASS L SHARES ALSO REFLECT THE DEDUCTION OF 1.00% CDSC, WHICH APPLIES IF SHARES ARE REDEEMED WITHIN ONE YEAR OF PURCHASE PAYMENT.

+ ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN THE ORIGINAL COST. THE RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON A FUND DISTRIBUTION OR THE REDEMPTION OF FUND SHARES.

++ INCEPTION DATES FOR CLASS A, B, L, AND Y SHARES ARE JUNE 21, 1995, JANUARY 4, 1999, SEPTEMBER 22, 2000 AND APRIL 11, 2003, RESPECTIVELY.

*    NOT ANNUALIZED.



   4  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
  HISTORICAL PERFORMANCE (UNAUDITED)
--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTED IN CLASS A SHARES OF THE SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND VS. BENCHMARKS
--------------------------------------------------------------------------------

        [THE DATA BELOW IS PRESENTED AS A GRAPH IN THE PRINTED DOCUMENT]

                            JUNE 1995 -- OCTOBER 2003

                                      SMITH
                                      BARNEY
                                      SMALL
                                   CAP GROWTH
                                  OPPORTUNITIES    RUSSELL
                                  FUND CLASS A      2000
                                      WITH         GROWTH
                       DATE        SALES LOAD      INDEX
                     ---------    -------------   --------
                      6/21/95          9500        10000
                      6/30/95          9548        10037
                      7/31/95         10422        10819
                      8/31/95         11058        10953
                      9/30/95         11400        11178
                     10/31/95         11381        10629
                     11/30/95         12873        11098
                     12/31/95         13754        11344
                      1/31/96         14099        11250
                      2/29/96         15483        11763
                      3/31/96         16270        11995
                      4/30/96         18239        12916
                      5/31/96         19555        13579
                      6/30/96         18965        12696
                      7/31/96         16790        11146
                      8/31/96         18877        11971
                      9/30/96         19676        12588
                     10/31/96         19072        12045
                     11/30/96         19423        12380
                     12/31/96         18952        12621
                      1/31/97         19764        12936
                      2/28/97         18619        12155
                      3/31/97         17495        11297
                      4/30/97         16975        11167
                      5/31/97         19473        12845
                      6/30/97         20534        13281
                      7/31/97         21234        13961
                      8/31/97         21547        14380
                      9/30/97         23396        15528
                     10/31/97         22184        14595
                     11/30/97         21986        14247
                     12/31/97         21949        14255
                      1/31/98         20967        14065
                      2/28/98         23456        15307
                      3/31/98         24405        15949
                      4/30/98         24503        16047
                      5/31/98         22593        14881
                      6/30/98         24263        15033
                      7/31/98         22211        13777
                      8/31/98         16667        10597
                      9/30/98         18173        11672
                     10/31/98         18511        12280
                     11/30/98         19690        13233
                     12/31/98         20978        14430
                      1/31/99         21054        15079
                      2/28/99         18981        13700
                      3/31/99         19417        14188
                      4/30/99         19886        15441
                      5/31/99         19876        15465
                      6/30/99         21229        16280
                      7/31/99         21491        15777
                      8/31/99         21556        15187
                      9/30/99         22364        15479
                     10/31/99         23401        15876
                     11/30/99         25518        17555
                     12/31/99         29611        20649
                      1/31/00         29404        20457
                      2/29/00         37263        25216
                      3/31/00         34032        22565
                      4/30/00         31129        20287
                      5/31/00         28957        18511
                      6/30/00         33333        20902
                      7/31/00         31631        19111
                      8/31/00         36924        21121
                      9/30/00         35538        20072
                     10/31/00         33901        18442
                     11/30/00         27778        15094
                     12/31/00         32221        16017
                      1/31/01         32373        17314
                      2/28/01         28205        14941
                      3/31/01         25325        13582
                      4/30/01         28690        15245
                      5/31/01         29024        15598
                      6/30/01         29524        16023
                      7/31/01         28129        14656
                      8/31/01         26553        13741
                      9/30/01         22734        11524
                     10/31/01         24446        12633
                     11/30/01         25992        13687
                     12/31/01         27432        14539
                      1/31/02         26841        14022
                      2/28/02         25659        13114
                      3/31/02         27750        14254
                      4/30/02         26765        13946
                      5/31/02         26098        13131
                      6/30/02         23764        12017
                      7/31/02         20688        10170
                      8/31/02         20748        10165
                      9/30/02         18824         9431
                     10/31/02         19960         9908
                     11/30/02         21658        10890
                     12/31/02         20203        10139
                      1/31/03         19672         9864
                      2/28/03         19203         9601
                      3/31/03         19384         9746
                      4/30/03         20839        10669
                      5/31/03         22537        11871
                      6/30/03         22764        12100
                      7/31/03         23871        13014
                      8/31/03         25553        13713
                      9/30/03         24886        13366
                     10/31/03         27417        14521


The graph includes the initial sales charge on the Fund (no comparable charge exists for the index) and assumes all dividends and distributions from the Fund are reinvested at net asset value.

Notes: ALL FUND PERFORMANCE NUMBERS REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. The Fund's share price and investment return will fluctuate so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures "with sales charge" are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's returns would have been lower. The returns shown do not reflect the deductions of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index. The performance of the Fund's other classes may be greater or less than the performance of Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.







   5  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS                                       OCTOBER 31, 2003
--------------------------------------------------------------------------------


SHARES                       SECURITY                                  VALUE
================================================================================
COMMON STOCK -- 93.3%
AEROSPACE & DEFENSE -- 0.7%
              16,306      Aeroflex Inc.*                           $  151,320
               1,227      L-3 Communications Holdings, Inc.*           57,350
--------------------------------------------------------------------------------
                                                                      208,670
--------------------------------------------------------------------------------

AUTO COMPONENTS -- 1.0%
               6,900      Gentex Corp.                                269,445
--------------------------------------------------------------------------------
BANKS -- 5.4%
               5,592      Banknorth Group, Inc.                       175,141
               3,488      City National Corp.                         210,013
               4,400      Commerce Bancorp, Inc.                      212,696
               3,358      Cullen Frost Bankers, Inc.                  130,156
               2,986      East West Bancorp, Inc.                     146,583
               2,866      Mercantile Bankshares Corp.                 121,432
               5,298      New York Community Bancorp, Inc.            191,788
               2,960      Pacific Northwest Bancorp                   114,966
               2,061      UCBH Holdings, Inc.                          73,598
               2,926      Westamerica Bancorporation                  146,476
--------------------------------------------------------------------------------
                                                                    1,522,849
--------------------------------------------------------------------------------

BIOTECHNOLOGY -- 5.5%
               8,500      BioMarin Pharmaceutical Inc.*                59,500
               8,100      Digene Corp.*                               285,120
              12,300      ILEX Oncology, Inc.*                        256,578
               2,400      Onyx Pharmaceuticals, Inc.*                  58,728
              16,100      PRAECIS Pharmaceuticals Inc.*               111,573
              41,200      Transkaryotic Therapies, Inc.*              540,132
              11,300      United Therapeutics Corp.*                  227,469
--------------------------------------------------------------------------------
                                                                    1,539,100
--------------------------------------------------------------------------------

CHEMICALS -- 2.7%
              18,321      Georgia Gulf Corp.                          492,835
               2,500      Minerals Technologies Inc.                  137,000
               2,800      Valspar Corp.                               133,560
--------------------------------------------------------------------------------
                                                                      763,395
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 2.2%
              17,400      Activcard Corp.*                            147,030
              40,900      CSG System International, Inc.*             469,941
--------------------------------------------------------------------------------
                                                                      616,971
--------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT -- 5.2%
              42,827      3Com Corp.*                                 308,354
              16,246      Adaptec, Inc.*                              138,254
               8,808      Avocent Corp.*                              332,942
              14,800      Computer Network Technology Corp.*          146,520
               4,157      Emulex Corp.*                               117,726
              19,976      McDATA Corp.*                               206,352
              13,333      Tekelec*                                    214,528
--------------------------------------------------------------------------------
                                                                    1,464,676
--------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

    6  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003
--------------------------------------------------------------------------------


SHARES                       SECURITY                                  VALUE
================================================================================
COMPUTERS & PERIPHERALS -- 5.1%
              14,236      ATI Technologies Inc.*                   $  203,717
              21,839      Cray, Inc.*                                 284,344
              19,700      Electronics for Imaging, Inc.*              533,870
               5,700      Imation Corp.                               194,085
              17,700      Innovex, Inc.*                              200,010
--------------------------------------------------------------------------------
                                                                    1,416,026
--------------------------------------------------------------------------------

DIVERSIFIED FINANCIALS -- 1.7%
               1,700      Affiliated Managers Group, Inc.*            123,250
               4,000      Investors Financial Services Corp.          141,320
               2,614      Legg Mason, Inc.                            217,616
--------------------------------------------------------------------------------
                                                                      482,186
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION -- 3.2%
              35,500      Cincinnati Bell Inc.*                       181,405
              35,400      Citizens Communications Co.*                440,730
               6,478      Commonwealth Telephone Enterprises, Inc.*   264,043
--------------------------------------------------------------------------------
                                                                      886,178
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%
               1,253      Lexar Media, Inc.*                           28,706
              11,185      Plexus Corp.*                               193,389
               4,235      Tech Data Corp.*                            139,416
--------------------------------------------------------------------------------
                                                                      361,511
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 3.4%
               6,286      Precision Drilling Corp.*                   247,543
              24,540      Pride International, Inc.*                  401,965
              12,200      Rowan Companies, Inc.*                      292,190
--------------------------------------------------------------------------------
                                                                      941,698
--------------------------------------------------------------------------------

FOOD & DRUG RETAILING -- 0.5%
              12,469      Pathmark Stores, Inc.*                       85,413
               6,400      Wild Oats Markets, Inc.*                     66,432
--------------------------------------------------------------------------------
                                                                      151,845
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.4%
               3,777      Bunge Limited                               102,357
--------------------------------------------------------------------------------
GAS UTILITIES -- 1.1%
              17,901      Southern Union Co.*                         315,237
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.5%
              27,700      DJ Orthopedics Inc.*                        497,215
              10,000      Dade Behring Holdings Inc.*                 305,700
               4,987      Wilson Greatbatch Technologies, Inc.*       188,010
--------------------------------------------------------------------------------
                                                                      990,925
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 1.3%
               2,100      Mid Atlantic Medical Services, Inc.*        122,640
               4,000      Sierra Health Services, Inc.*                93,160
               2,969      Universal Health Services, Inc.--
                            Class B shares*                           139,692
--------------------------------------------------------------------------------
                                                                      355,492
--------------------------------------------------------------------------------



                       SEE NOTES TO FINANCIAL STATEMENTS.


   7  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND  |  2003 Annual Report

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                            OCTOBER 31, 2003
--------------------------------------------------------------------------------

SHARES                       SECURITY                                 VALUE
--------------------------------------------------------------------------------
HOTELS RESTAURANTS & LEISURE -- 1.6%
               3,012      Applebee's International, Inc.*           $ 112,980
               4,200      Ashford Hospitality Trust*                   38,430
               4,987      California Pizza Kitchen, Inc.*              92,758
               7,031      Station Casinos, Inc.                       209,172
--------------------------------------------------------------------------------
                                                                      453,340
--------------------------------------------------------------------------------

INSURANCE -- 2.3%
               4,500      Brown & Brown, Inc.                         137,025
               6,061      IPC Holdings, Ltd.                          226,984
               3,839      PartnerRe Ltd.                              208,343
               1,992      Platinum Underwriters Holdings, Ltd.         57,250
--------------------------------------------------------------------------------
                                                                      629,602
--------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES -- 2.9%
              15,400      Check Point Software Technologies Ltd.*     261,646
               3,700      Digital River, Inc.*                        101,306
               8,313      Openwave System Inc.*                       108,480
              14,300      RADWARE Ltd.*                               331,045
--------------------------------------------------------------------------------
                                                                      802,477
--------------------------------------------------------------------------------

IT CONSULTING & SERVICES -- 1.8%
               2,165      Infosys Technologies Ltd., ADR              183,181
               9,759      Perot System Corp.-- Class A shares*        103,641
              12,469      Satyam Computer Services Ltd., ADR          225,689
--------------------------------------------------------------------------------
                                                                      512,511
--------------------------------------------------------------------------------

MACHINERY -- 1.3%
               8,346      AGCO CORP.*                                 150,228
               5,592      Navistar International Corp.*               226,085
--------------------------------------------------------------------------------
                                                                      376,313
--------------------------------------------------------------------------------

MEDIA -- 3.1%
               3,307      Citadel Broadcasting Co.*                    65,148
               4,000      Getty Images, Inc.*                         178,800
               7,700      Spanish Broadcasting System, Inc.--
                            Class A shares*                            69,300
              36,900      UnitedGlobalCom, Inc.-- Class A shares*     261,252
              13,916      Young Broadcasting Inc.-- Class A shares*   279,572
--------------------------------------------------------------------------------
                                                                      854,072
--------------------------------------------------------------------------------

METALS & MINING -- 0.1%
              14,513      AK Steel Holding Corp.*                      34,831
--------------------------------------------------------------------------------

OIL & GAS -- 1.6%
               6,893      Patina Oil & Gas Corp.                      290,747
               6,444      Premcor Inc.*                               152,078
--------------------------------------------------------------------------------
                                                                      442,825
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 0.6%
               9,000      Louisiana-Pacific Corp.*                    171,180
--------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

   8  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003
--------------------------------------------------------------------------------

SHARES                       SECURITY                                 VALUE
================================================================================
PHARMACEUTICALS -- 8.8%
               3,900      Angiotech Pharmaceuticals, Inc.*        $   178,347
              11,345      Esperion Therapeutics, Inc.*                270,805
              23,500      InterMune Inc.*                             470,000
              12,400      Ligand Pharmaceuticals Inc.--
                            Class B shares*                           170,872
               7,965      MGI Pharma, Inc.*                           299,165
              14,400      NPS Pharmaceuticals, Inc.*                  379,152
              13,600      Nektar Therapeutics*                        178,704
              12,800      SICOR Inc.*                                 343,040
               4,123      Watson Pharmaceuticals, Inc.*               161,910
--------------------------------------------------------------------------------
                                                                    2,451,995
--------------------------------------------------------------------------------

REAL ESTATE -- 3.0%
               3,872      Alexandraia Real Estate Equities, Inc       197,472
              11,604      American Financial Realty Trust             176,381
                 328      CenterPoint Properties Trust                 22,288
               3,574      Cousins Properties, Inc.                    102,753
               7,377      PS Business Parks, Inc.                     278,113
               2,926      United Dominion Realty Trust, Inc.           51,059
--------------------------------------------------------------------------------
                                                                      828,066
--------------------------------------------------------------------------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.9%
              60,500      Agere System Inc. -- Class B Shares*        205,095
              16,730      ASE Test Limited*                           208,623
              17,300      Exar Corp.*                                 278,357
              14,500      Genesis Microchip Inc.*                     240,410
              31,600      GlobespanVirata, Inc.*                      194,656
              12,590      Microsemi Corp.*                            260,613
              24,100      White Electronic Designs Corp.*             265,100
--------------------------------------------------------------------------------
                                                                    1,652,854
--------------------------------------------------------------------------------

SOFTWARE -- 9.4%
              19,371      Activision, Inc.*                           292,308
              14,963      Borland Software Corp.*                     132,871
               4,252      Cognos, Inc.*                               146,566
              30,704      Compuware Corp.*                            172,556
              29,600      MSC. Software Corp.*                        304,880
              14,530      NetIQ Corp.*                                176,394
              20,988      Network Association, Inc.*                  292,363
              49,012      Novell, Inc.*                               287,700
               7,253      PeopleSoft, Inc.*                           150,572
               6,284      SERENA Software, Inc.*                      108,399
              51,217      TIBCO Software Inc.*                        329,838
              10,500      Verint System Inc.*                         235,095
--------------------------------------------------------------------------------
                                                                    2,629,542
--------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

    9  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (CONTINUED)                           OCTOBER 31, 2003
--------------------------------------------------------------------------------

SHARES                       SECURITY                                 VALUE
================================================================================
SPECIALTY RETAIL -- 3.6%
               4,598      Abercrombie & Fitch Co.--
                            Class A shares*                       $   131,043
               1,480      American Eagle Outfitters, Inc.*             23,665
               3,950      Chico's FAS, Inc.*                          148,283
               8,200      Linens' n Things, Inc.*                     242,064
               7,000      Too Inc.*                                   115,500
               7,900      West Marine, Inc.*                          175,064
               3,500      Zale Corp.*                                 181,160
--------------------------------------------------------------------------------
                                                                    1,016,779
--------------------------------------------------------------------------------

TEXTILES & APPAREL -- 0.1%
               1,400      Carter's Inc.*                               39,200
--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS -- 1.3%
               4,296      Fastenal Co.                                191,043
               7,049      MSC Industrial Direct Co., Inc.--
                           Class A shares                             166,709
--------------------------------------------------------------------------------
                                                                      357,752
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
              28,300      Dobson Communications Corp.--
                            Class A shares*                           245,361
               2,400      NII Holdings Inc.-- Class B shares*         185,016
               2,100      PanAmSat Corp.*                              43,470
--------------------------------------------------------------------------------
                                                                      473,847
--------------------------------------------------------------------------------
                          TOTAL COMMON STOCKS
                          (Identified Cost-- $23,072,057)         $26,115,747
--------------------------------------------------------------------------------


====================================================================================================================================
         FACE
        AMOUNT                                              SECURITY                                                        VALUE
====================================================================================================================================
REPURCHASE AGREEMENTS -- 6.7%
         $1,657,000       State Street Repurchase Agreement, 0.95% due 11/3/03; proceeds at maturity $1,657,131
                            (Fully collateralized by Federal Home Loan Bank, 1.50% due 7/15/05 valued at $1,690,415)
                            (Identified Cost-- $1,657,000)                                                                1,657,000
            215,000       UBS Warburg Repurchase Agreement, 1.04% due 11/3/03; proceeds at maturity $215,019
                            (Fully collateralized by Freddie Mac, 3.25% due 1/15/04 valued at $219,300)
                            (Identified Cost-- $215,000)                                                                    215,000
------------------------------------------------------------------------------------------------------------------------------------
                          TOTAL REPURCHASE AGREEMENTS
                          (Identified Cost-- $1,872,000)                                                                  1,872,000
====================================================================================================================================
                          TOTAL INVESTMENTS -- 100%
                          (Identified Cost-- $24,944,057**)                                                             $27,987,747
====================================================================================================================================

  *   NON-INCOME PRODUCING SECURITY
 **   AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSE IS $24,875,471.


                       SEE NOTES TO FINANCIAL STATEMENTS.

  10  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND  |  2003 Annual Report

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES                          OCTOBER 31, 2003
--------------------------------------------------------------------------------

ASSETS:
       Investments at value (Note 1A) (Identified Cost, $23,072,057)                                   $  26,115,747
       Short-term holdings at amortized cost (Note1A) (Identified Cost, $1,872,000)                        1,872,000
       Cash                                                                                                      490
       Receivable for investments sold                                                                       606,870
       Receivable for shares of beneficial interest sold                                                     133,682
       Dividends and interest receivable                                                                       3,466
----------------------------------------------------------------------------------------------------------------------
       TOTAL ASSETS                                                                                       28,732,255
----------------------------------------------------------------------------------------------------------------------

LIABILITIES:
       Payable for investments purchased                                                                     139,634
       Distribution/Service fees payable (Note 3)                                                              8,910
       Payable for shares of beneficial interest repurchased                                                   7,916
       Accrued expenses and other liabilities                                                                 67,525
----------------------------------------------------------------------------------------------------------------------
       TOTAL LIABILITIES                                                                                     223,985
----------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                                                                                         $28,508,270
======================================================================================================================

NET ASSETS CONSIST OF:
       Paid-in capital                                                                                 $  24,820,898
       Accumulated net realized gain from security transactions                                              643,682
       Net unrealized appreciation of investments                                                          3,043,690
----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                         $28,508,270
======================================================================================================================

COMPUTATION OF
CLASS A SHARES:
       Net Asset Value and redemption price per share ($21,581,148/1,192,748 shares outstanding)              $18.09
       Offering Price per share ($18.09 / 0.95)                                                                19.04*
======================================================================================================================

CLASS B SHARES:
       Net Asset Value per share and offering price ($2,726,372/157,073 shares outstanding)                   $17.36**
======================================================================================================================

CLASS L SHARES:
       Net Asset Value per share ($3,281,064/185,546 shares outstanding)                                      $17.68**
       Offering Price per share ($17.68 / 0.99)                                                               $17.86
======================================================================================================================

CLASS Y SHARES:
       Net Asset Value per share and offering price ($919,686/50,724 shares outstanding)                      $18.13**
======================================================================================================================

*    BASED UPON SINGLE PURCHASES OF LESS THAN $25,000.

** REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE.


                       SEE NOTES TO FINANCIAL STATEMENTS.

   11  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------

INVESTMENT INCOME:
       Dividend income                                                                                  $    104,013
       Interest income                                                                                        62,113
----------------------------------------------------------------------------------------------------------------------
       TOTAL INVESTMENT INCOME                                                                               166,126
----------------------------------------------------------------------------------------------------------------------
EXPENSES:
       Management fees (Note 2)                                                                              236,438
       Distribution/Service fees (Note 3)                                                                     78,455
       Shareholder reports                                                                                    57,696
       Custody and fund accounting fees                                                                       55,939
       Transfer agent fees                                                                                    49,594
       Blue sky fees                                                                                          48,231
       Audit fees                                                                                             44,700
       Legal fees                                                                                             22,981
       Trustees' fees                                                                                          1,697
       Other                                                                                                   5,185
----------------------------------------------------------------------------------------------------------------------
       TOTAL EXPENSES                                                                                        600,916
----------------------------------------------------------------------------------------------------------------------
       Less: Aggregate amount waived by the Manager (Note 2)                                                (236,438)
       Less: Expenses assumed by the Manager (Note 8)                                                        (49,745)
----------------------------------------------------------------------------------------------------------------------
       NET EXPENSES                                                                                          314,733
----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                         (148,607)
======================================================================================================================

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
       Net realized loss from investment transactions                                                       (430,690)
       Net increase in unrealized appreciation on investments                                              7,329,176
       Net realized and unrealized gains on investments related to prospectus restrictions (Note 11)         450,862
----------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS                                                   7,349,348
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $7,200,741
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

   12  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS             FOR THE YEARS ENDED OCTOBER 31
--------------------------------------------------------------------------------

                                                                                                  2003               2002
===============================================================================================================================
OPERATIONS:
       Net investment loss                                                                   $  (148,607)        $  (154,309)
       Net realized loss from investment transactions                                           (430,690)         (1,198,814)
       Unrealized appreciation (depreciation) of investments                                   7,329,176          (3,188,844)
       Net realized and unrealized gains on investments related to prospectus restrictions       450,862                  --
-------------------------------------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         7,200,741          (4,541,967)
-------------------------------------------------------------------------------------------------------------------------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 7):
CLASS A
       Net proceeds from sale of shares                                                        7,825,518           4,859,940
       Cost of shares repurchased                                                             (8,784,571)         (5,949,444)
-------------------------------------------------------------------------------------------------------------------------------
       Total Class A                                                                            (959,053)         (1,089,504)
-------------------------------------------------------------------------------------------------------------------------------

CLASS B
       Net proceeds from sale of shares                                                          725,409             593,483
       Cost of shares repurchased                                                               (212,066)           (356,130)
-------------------------------------------------------------------------------------------------------------------------------
       Total Class B                                                                             513,343             237,353
-------------------------------------------------------------------------------------------------------------------------------

CLASS L
       Net proceeds from sale of shares                                                        2,079,511           1,287,160
       Cost of shares repurchased                                                               (616,923)           (193,761)
-------------------------------------------------------------------------------------------------------------------------------
       Total Class L                                                                           1,462,588           1,093,399
-------------------------------------------------------------------------------------------------------------------------------

CLASS Y
       Net proceeds from sale of shares                                                          808,832                  --
       Cost of shares repurchased                                                                     --                  --
-------------------------------------------------------------------------------------------------------------------------------
       Total Class Y                                                                             808,832                  --
-------------------------------------------------------------------------------------------------------------------------------
       NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES
         OF BENEFICIAL INTEREST                                                                1,825,710             241,248
-------------------------------------------------------------------------------------------------------------------------------
       NET INCREASE (DECREASE) IN NET ASSETS                                                   9,026,451          (4,300,719)
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
       Beginning of year                                                                      19,481,819          23,782,538
-------------------------------------------------------------------------------------------------------------------------------
       END OF YEAR+                                                                          $28,508,270         $19,481,819
===============================================================================================================================
+ Includes undistributed net investment loss:                                                $        --                  --
===============================================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.

   13  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Smith Barney Small Cap Growth Opportunities Fund (the "Fund") is a separate diversified series of Smith Barney Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The investment manager of the Fund is Smith Barney Fund Management LLC (the "Manager"). Citigroup Global Markets Inc. ("CGM"), serves as the Fund's distributor, (the "Distributor") and continues to sell Fund shares to the public as a member of the selling group. Smith Barney Fund Management Inc., and CGM are subsidiaries of Citigroup Inc. ("Citigroup").

Citicorp Trust Bank, fsb. ("CTB"), a subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended October 31, 2003 the Fund paid transfer agent fees of $40,594 to CTB.

The Fund offers Class A, Class B, Class L and Class Y shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Class L shares have a front-end, or initial, sales charge that is lower than Class A shares, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within one year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except that each class bears expenses unique to that class
(including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan.
Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. For the year ended October 31, 2003, the Fund has been informed that the Distributor retained front-end net commissions paid by investors of $9,000 and $4,000 from sales of Class A and Class L shares, respectively and $3,000 and $0 in deferred sales charges from redemptions of Class B and Class L shares, respectively.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The significant accounting policies consistently followed by the Fund are as follows:

A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the- counter prices. Short-term obligations, maturing in 60 days or less, are value at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount on long-term debt securities. Dividend income is recorded on the ex-dividend date.



  14  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund were charged to that fund.

E. DISTRIBUTIONS Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 2003, the Fund reclassified $153,467 from accumulated investment loss to paid in capital.

F. REPURCHASE AGREEMENTS It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. The Fund requires continued maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.


2. MANAGEMENT FEES
The Manager is responsible for overall management of the Fund's business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 1.10% of the Funds' average daily net assets. The management fee amounted to $236,438, all of which was voluntarily waived for the year ended October 31, 2003.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.


3. DISTRIBUTION/SERVICE FEES
The Fund maintains separate Service Plans for Class A, Class B and Class L shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $44,794 for the year ended October 31, 2003. Under the Class B and Class L Service Plans, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B and Class L shares of the Fund, respectively. The Service fees for Class B and Class L shares amounted to $19,069 and $14,592 respectively, for the year ended October 31, 2003. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and exist-

  15  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

ing shareholders. The Fund also may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

4. PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of investments, other than short-term obligations, aggregated $29,181,634 and $28,758,641 respectively, for the year ended October 31, 2003. Brokerage commissions paid to Citigroup Global Markets, Inc. amounted to $75.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS

Then cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2003, as computed on a federal income tax basis, are as follows:

================================================================================
Gross unrealized appreciation                                       $ 3,658,137
Gross unrealized depreciation                                          (545,861)
-------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 3,112,276
===============================================================================

6. INCOME TAX INFORMATION AND DISTRIBUTIONS TO SHAREHOLDERS

At October 31, 2003 the tax basis components of distributable earnings were:

================================================================================
Accumulated capital gain                                              $  575,095
--------------------------------------------------------------------------------
Unrealized appreciation                                               $3,112,276
================================================================================

The  difference  between  book basis and tax basis  unrealized  depreciation  is
attributable   primarily   to  the   allocation   of  tax   basis   from   prior
reorganizations.

7. SHARES OF BENEFICIAL INTEREST

The  Declaration  of Trust permits the Trustees to issue an unlimited  number of
full  and  fractional  shares  of  beneficial   interest  (without  par  value).
Transactions in shares of beneficial interest were as follows:

                                                       YEAR ENDED OCTOBER 31,
                                                  ------------------------------
                                                       2003              2002
================================================================================
CLASS A
Shares sold                                           521,588           311,000
Shares issued on reinvestment                              --                --
Shares repurchased                                   (589,462)         (384,834)
-------------------------------------------------------------------------------
Net decrease                                          (67,874)          (73,834)
================================================================================
CLASS B
Shares sold                                            49,308            36,421
Shares issued on reinvestment                              --                --
Shares repurchased                                    (14,915)          (23,841)
-------------------------------------------------------------------------------
Net increase                                           34,393            12,580
================================================================================
CLASS L
Shares sold                                           129,456            82,234
Shares issued on reinvestment                              --                --
Shares repurchased                                    (45,016)          (13,830)
-------------------------------------------------------------------------------
Net increase                                           84,440            68,404
================================================================================
CLASS Y*
Shares sold                                            50,724                --
Shares issued on reinvestment                              --                --
Shares repurchased                                         --                --
-------------------------------------------------------------------------------
Net increase                                           50,724                --
================================================================================
* APRIL 11, 2003 (COMMENCEMENT OF OPERATIONS).


    16 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

8. ASSUMPTION OF EXPENSES

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended October 31, 2003, which amounted to $49,745, to maintain a voluntary expense limitation of average daily net assets of 1.35%, 2.10% and 2.10% and 1.10% for Class A, Class B, Class L and Class Y shares, respectively. These voluntary expense limitations may be discontinued at any time.

9. TRUSTEE RETIREMENT PLAN

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not "interested persons" of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee's retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund's allocable share of the expense of the Plan for the year ended October 31, 2003 and the related liability at October 31, 2003 were not material.

10. SUBSEQUENT EVENT

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


    17 SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

11. PROSPECTUS RESTRICTION

The Fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments. The Fund considers small cap companies to be those with market capitalizations within the range of the market capitalizations of the companies in the Russell 2000 Index ("Index") at the time of investment. Subsequent to a reconstitution of the Russell 2000 Index in July 2003, the Fund purchased securities of certain companies with market capitalizations that were no longer within of the range of those of the companies in the Index, resulting in less than 80% of the Fund's net assets being invested in equity securities of small cap companies and related investments for a period of time. For the year ended October 31, 2003, the net realized and unrealized gains on the investment in such securities in excess of the 20% of Fund net assets permitted by the investment policy were approximately $74,000 and $376,000, respectively. These items represented 2.16%, 2.23%, 2.19% and 2.21% for Class A, B, L and Y, respectively, of the total return of each share class.

Subsequent to October 31, 2003, the Fund sold certain securities of issuers with market capitalizations outside of the range of those of the companies in the Index to achieve compliance with its investment policy. The net realized gain on such sales were approximately $306,000. In addition, the Adviser has agreed to reimburse the Fund for losses on investments that were acquired in violation of its investment policy in the amount of $29,200; the amount of such losses attributable to the year ended October 31, 2003 was not material.



   18  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:


                                                                               YEAR ENDED OCTOBER 31,
                                                 ----------------------------------------------------------------------------------
CLASS A SHARES                                    2003               2002            2001              2000                1999
===================================================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR               $ 13.17           $ 16.13         $ 31.06            $ 21.44            $ 16.96
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
    Net investment loss                           (0.084)+          (0.093)         (0.111)            (0.525)            (0.196)+
    Net realized and unrealized gain (loss)        5.004            (2.867)         (7.432)            10.145              4.676
-----------------------------------------------------------------------------------------------------------------------------------
Total From Operations                              4.920            (2.960)         (7.543)             9.620              4.480
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
    Net investment income                             --                --              --                 --                 --
    Net realized gain                                 --                --          (7.387)                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   --                --          (7.387)                --                 --
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 18.09           $ 13.17         $ 16.13            $ 31.06            $ 21.44
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of year (000's omitted)      $21,581           $16,608         $21,529            $30,717            $23,794
    Ratio of expenses to average net assets         1.35%             1.35%           1.35%(a)           1.35%(a)           1.35%(a)
    Ratio of net investment
    loss to average net assets                     (0.57)%           (0.56)%         (0.60)%            (0.82)%            (1.03)%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       37.36%++         (18.35)%        (27.89)%            44.87%             26.42%
-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              141%               21%             57%                81%               104%
===================================================================================================================================

NOTE: IF AGENTS OF THE FUND HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES AND ASSUMED FUND EXPENSES  FOR THE YEARS  INDICATED,
THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

    Net investment loss per share                $(0.278)+         $(0.357)        $(0.345)           $(0.435)           $(0.351)+
    RATIOS:
    Expenses to average net assets                  2.68%             2.93%           2.61%(a)           2.18%(a)           2.16%(a)
    Net investment loss to average net assets      (1.90)%           (2.14)%         (1.86)%            (1.65)%            (1.84)%
===================================================================================================================================

+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

++ 2.16% OF CLASS A'S TOTAL RETURN RESULTED FROM INVESTMENTS NOT MEETING THE INVESTMENT POLICY OF THE FUND. (SEE NOTE 11 TO THE FINANCIAL STATEMENTS.)

(a) INCLUDES THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

  19  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:


                                                                                                                  JANUARY 4, 1999
                                                                    YEAR ENDED OCTOBER 31,                         (COMMENCEMENT
                                                ---------------------------------------------------------------   OF OPERATIONS) TO
CLASS B SHARES                                     2003              2002           2001                2000      OCTOBER 31, 1999
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR               $ 12.73           $ 15.71         $ 30.65            $ 21.31         $ 18.95
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
    Net investment loss                           (0.188)+          (0.198)         (0.214)            (0.481)         (0.265)+
    Net realized and unrealized gain (loss)        4.818            (2.782)         (7.339)             9.821           2.625
------------------------------------------------------------------------------------------------------------------------------------
Total From Operations                              4.630            (2.980)         (7.553)             9.340           2.360
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
    Net investment income                             --                --              --                 --              --
    Net realized gain                                 --                --          (7.387)                --              --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                   --                --          (7.387)                --              --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $ 17.36           $ 12.73         $ 15.71            $ 30.65         $ 21.31
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of year (000's omitted)      $ 2,726           $ 1,562         $ 1,730            $ 1,743         $   737
    Ratio of expenses to average net assets         2.10%             2.10%           2.10%(a)           2.10%(a)        2.10%(a)*
    Ratio of net investment loss to average
      net assets                                   (1.34)%           (1.30)%         (1.36)%            (1.55)%         (1.77)%*
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       36.37%++         (18.97)%        (28.42)%            43.78%          12.45%**
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              141%               21%             57%                81%            104%
====================================================================================================================================

NOTE: IF AGENTS OF THE FUND HAD NOT  VOLUNTARILY  WAIVED A PORTION OF THEIR FEES AND ASSUMED FUND EXPENSES FOR THE YEARS INDICATED,
THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

    Net investment loss per share                $(0.375)+         $(0.439)        $(0.453)           $(0.621)        $ (0.420)+
    RATIOS:
    Expenses to average net assets                 3.43%              3.68%           3.61%(a)           2.93%(a)         2.91%(a)*
    Net investment loss to average net assets     (2.67)%            (2.88)%         (2.87)%            (2.40)%          (2.58)%*
====================================================================================================================================

*    ANNUALIZED
**   NOT ANNUALIZED
+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
++ 2.23% OF CLASS B'S TOTAL RETURN RESULTED FROM INVESTMENTS NOT MEETING THE INVESTMENT POLICY OF THE FUND. (SEE NOTE 11 TO THE FINANCIAL STATEMENTS.)
(a) INCLUDES THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

  20  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                                                                         SEPTEMBER 22, 2000
                                                                     YEAR ENDED OCTOBER 31,                 COMMENCEMENT
                                                        ---------------------------------------------     OF OPERATIONS) TO
CLASS L SHARES                                              2003              2002            2001        OCTOBER 31, 2000
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR                       $  12.97          $  16.00        $  31.06           $  32.62
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
    Net investment loss                                    (0.186)+          (0.122)         (0.153)            (0.065)
    Net realized and unrealized gain (loss)                 4.896            (2.908)         (7.520)            (1.495)
------------------------------------------------------------------------------------------------------------------------------------
Total From Operations                                       4.710            (3.030)         (7.673)            (1.560)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
    Net investment income                                      --                --              --                 --
    Net realized gain                                          --                --          (7.387)                --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                            --                --          (7.387)                --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                             $  17.68          $  12.97        $  16.00           $  31.06
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of year (000's omitted)              $  3,281          $  1,312        $    523           $     19
    Ratio of expenses to average net assets                  2.10%             2.10%           2.10%(a)           2.10%(a)*
    Ratio of net investment loss to average net assets      (1.34)%           (1.22)%         (1.37)%            (1.91)%*
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                36.31%++         (18.94)%        (28.39)%            (4.78)%**
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                       141%               21%             57%                81%
====================================================================================================================================

NOTE: IF AGENTS OF THE FUND HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES AND ASSUMED FUND EXPENSES FOR THE YEARS INDICATED,
THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

    Net investment loss per share                         $(0.371)+         $(0.280)        $(0.383)           $(0.140)
    RATIOS:
    Expenses to average net assets                           3.43%             3.68%           4.16%(a)           2.93%(a)*
    Net investment loss to average net assets               (2.67)%           (2.80)%         (3.43)%            (2.74)%*
====================================================================================================================================

*    ANNUALIZED
**   NOT ANNUALIZED
+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
++ 2.19% OF CLASS L'S TOTAL RETURN RESULTED FROM INVESTMENTS NOT MEETING THE INVESTMENT POLICY OF THE FUND. (SEE NOTE 11 TO THE FINANCIAL STATEMENTS.)
(a) INCLUDES THE FUND'S SHARE OF SMALL CAP GROWTH PORTFOLIO ALLOCATED EXPENSES FOR THE PERIODS INDICATED.


                       SEE NOTES TO FINANCIAL STATEMENTS.

   21  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                               APRIL 11, 2003
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                                OCTOBER 31,
CLASS Y SHARES                                                      2003
================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                               $12.88
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
    Net investment loss                                            (0.029)+
    Net realized and unrealized gain                                5.279
--------------------------------------------------------------------------------
Total From Operations                                               5.250
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
    Net investment income                                              --

    NET REALIZED GAIN                                                  --
Total Distributions                                                    --
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                     $18.13
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (000's omitted)                       $ 920
    Ratio of expenses to average net assets                          1.08%*
    Ratio of net investment loss to average net assets              (0.51)%*
--------------------------------------------------------------------------------
TOTAL RETURN                                                        40.76%**++
PORTFOLIO TURNOVER RATE                                               141%
================================================================================

NOTE: IF AGENTS OF THE FUND HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES AND ASSUMED FUND EXPENSES FOR THE YEARS INDICATED, THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:

    Net investment loss per share                                 $(0.104)+
    RATIOS:
    Expenses to average net assets                                   2.41%*
    Net investment loss to average net assets                       (1.83)%*
================================================================================

*    ANNUALIZED
**   NOT ANNUALIZED
+ THE PER SHARE AMOUNTS WERE COMPUTED USING A MONTHLY AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
++ 2.21% of Class Y's total return resulted from investments not meeting the investment policy of the Fund. (See Note 11 to the financial statements.)



                       SEE NOTES TO FINANCIAL STATEMENTS.


   22  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
  REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF SMITH BARNEY TRUST II AND THE SHAREHOLDERS
OF SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Smith Barney Small Cap Growth Opportunities Fund (the "Fund"), a series of Smith Barney Trust II, at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.




PricewaterhouseCoopers LLP
New York, New York
January 6, 2004





  23  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

  ADDITIONAL INFORMATION (UNAUDITED)

INFORMATION ABOUT TRUSTEES AND OFFICERS The business and affairs of the Smith Barney Small Cap Growth Opportunities Fund (the "Fund") are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling 1-800-451-2010.

                                                                                           NUMBER OF          OTHER BOARD
                                                                  PRINCIPAL              PORTFOLIOS IN        MEMBERSHIPS
                              POSITION(S)    LENGTH              OCCUPATION(S)            FUND COMPLEX          HELD BY
                               HELD WITH     OF TIME              DURING PAST             OVERSEEN BY       TRUSTEE DURING
NAME, ADDRESS AND AGE            FUND        SERVED               FIVE YEARS                TRUSTEE         PAST FIVE YEARS
----------------------       ------------   --------            --------------          ---------------    -----------------


 NON-INTERESTED
 TRUSTEES:
 Elliott J. Berv                Trustee     Since 2001     President and Chief Operations       36       Board Member,
 c/o R. Jay Gerken                                         Officer, Landmark City (real                  American Identity Corp.
 Citigroup Asset Management                                estate development) (since                    (doing business as
 399 Park Avenue                                           2002); Executive Vice President               Morpheus Technologies)
 New York, NY 10022                                        and Chief Operations Officer,                 (biometric information
 Age 60                                                    DigiGym Systems (on-line                      management) (since
                                                           personal training systems) (since             2001; consultant  since
                                                           2001); Chief Executive Officer,               1999); Director, Lapoint
                                                           Rocket City Enterprises (internet             Industries (industrial
                                                           service company) (from 2000 to                filter company) (since
                                                           2001); President, Catalyst                    2002); Director,
                                                           (consulting) (since 1984).                    Alzheimer's Association
                                                                                                         (New England Chapter)
                                                                                                         (since 1998).

 Donald M. Carlton              Trustee     Since 2001     Consultant, URS Corporation          31       Director, American
 c/o R. Jay Gerken                                         (engineering) (since 1999);                   Electric Power
 Citigroup Asset Management                                former Chief Executive Officer,               (electric  utility) (since
 399 Park Avenue                                           Radian International LLC                      1999); Director, Valero
 New York, NY 10022                                        (engineering) (from 1996 to                   Energy (petroleum
 Age 66                                                    1998), Member of Management                   refining) (since 1999);
                                                           Committee, Signature Science                  Director, National
                                                           (research and development)                    Instruments Corp.
                                                           (since 2000).                                 (technology)
                                                                                                         (since 1994).

 A. Benton Cocanougher          Trustee     Since 2001     Dean Emeritus and Wiley              31       Former Director,
 c/o R. Jay Gerken                                         Professor, Texas A&M                          Randall's Food Markets,
 Citigroup Asset Management                                University (since 2001);                      Inc. (from 1990 to 1999);
 399 Park Avenue                                           former Dean and Professor of                  former Director, First
 New York, NY 10022                                        Marketing, College and                        American Bank and
 Age 65                                                    Graduate School of Business                   First American Savings
                                                           of Texas A & M University                     Bank (from 1994 to
                                                           (from 1987 to 2001).                          1999).


   24  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                           NUMBER OF          OTHER BOARD
                                                                  PRINCIPAL              PORTFOLIOS IN        MEMBERSHIPS
                              POSITION(S)    LENGTH              OCCUPATION(S)            FUND COMPLEX          HELD BY
                               HELD WITH     OF TIME              DURING PAST             OVERSEEN BY       TRUSTEE DURING
NAME, ADDRESS AND AGE            FUND        SERVED               FIVE YEARS                TRUSTEE         PAST FIVE YEARS
----------------------       ------------   --------            --------------          ---------------    -----------------


 Mark T. Finn                   Trustee     Since 2001     Adjunct Professor, William &         36       Former President and
 c/o R. Jay Gerken                                         Mary College (since September                 Director, Delta Financial,
 Citigroup Asset Management                                2002); Principal/member, Belvan               Inc. (investment advisory
 399 Park Avenue                                           Partners/Balfour Vantage - Manager            firm) (from 1983 to
 New York, NY 10022                                        and General Partner to the                    1999).
 Age 60                                                    Vantage Hedge Fund, LP (since
                                                           March 2002); Chairman and
                                                           Owner, Vantage Consulting Group,
                                                           Inc. (investment advisory and
                                                           consulting firm) (since 1988);
                                                           former Vice Chairman and Chief
                                                           Operating Officer, Lindner Asset
                                                           Management Company (mutual
                                                           fund company) (from March 1999
                                                           to 2001); former General Partner
                                                           and Shareholder, Greenwich
                                                           Ventures, LLC (investment
                                                           partnership) (from 1996 to 2001);
                                                           former President, Secretary, and
                                                           Owner, Phoenix Trading Co.
                                                           (commodity trading advisory firm)
                                                           (from 1997 to 2000).

 Stephen Randolph Gross         Trustee     Since 2001     Partner, Capital Investment          31       Director, United Telesis,
 c/o R. Jay Gerken                                         Advisory Partners (consulting)                Inc. (telecommunications)
 Citigroup Asset Management                                (since January 2000); former                  (since 1997); Director,
 399 Park Avenue                                           Managing Director, Fountainhead               eBank.com, Inc. (since
 New York, NY 10022                                        Ventures, LLC (consulting) (from              1997); Director, Andersen
 Age 56                                                    1998 to 2002); Secretary, Carint              Calhoun, Inc. (assisted
                                                           N.A. (manufacturing) (since 1988);            living) (since 1987);
                                                           former Treasurer, Hank Aaron                  former Director, Charter
                                                           Enterprises (fast food franchise)             Bank, Inc. (from 1987 to
                                                           (from 1985 to 2001); Chairman,                1997); former Director,
                                                           Gross, Collins & Cress, P.C.                  Yu Save, Inc. (internet
                                                           (accounting firm) (since 1980);               company) (from 1998 to
                                                           Treasurer, Coventry Limited, Inc.             2000); former Director,
                                                           (since 1985).                                 Hotpalm, Inc. (wireless
                                                                                                         applications) (from 1998
                                                                                                         to 2000); former
                                                                                                         Director, Ikon Ventures,
                                                                                                         Inc. (from 1997 to 1998).

 Diana R. Harrington            Trustee     Since 1992     Professor, Babson College            36       Former Trustee, The
 c/o R. Jay Gerken                                         (since 1993).                                 Highland Family of
 Citigroup Asset Management                                                                              Funds (investment
 399 Park Avenue                                                                                         company) (from March
 New York, NY 10022                                                                                      1997 to March 1998).
 Age 63

 Susan B. Kerley                Trustee     Since 1992     Consultant, Strategic Management     36       Director, Eclipse Funds
 c/o R. Jay Gerken                                         Advisors, LLC/Global Research                 (currently supervises 17
 Citigroup Asset Management                                Associates, Inc. (investment                  investment companies
 399 Park Avenue                                           consulting) (since 1990).                     in fund complex) (since
 New York, NY 10022                                                                                      1990).
 Age 52


   25  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                           NUMBER OF          OTHER BOARD
                                                                  PRINCIPAL              PORTFOLIOS IN        MEMBERSHIPS
                              POSITION(S)    LENGTH              OCCUPATION(S)            FUND COMPLEX          HELD BY
                               HELD WITH     OF TIME              DURING PAST             OVERSEEN BY       TRUSTEE DURING
NAME, ADDRESS AND AGE            FUND        SERVED               FIVE YEARS                TRUSTEE         PAST FIVE YEARS
----------------------       ------------   --------            --------------          ---------------    -----------------


 Alan G. Merten                 Trustee     Since 2001     President, George Mason              31       Director, Comshare,
 c/o R. Jay Gerken                                         University (since 1996).                      Inc. (information
 Citigroup Asset Management                                                                              technology) (since 1985);
 399 Park Avenue                                                                                         former Director, Indus
 New York, NY 10022                                                                                      (information technology)
 Age 62                                                                                                  (from 1995 to 1999);
                                                                                                         Director, Digital Net
                                                                                                         Holdings, Inc. (since
                                                                                                         2003).

 C. Oscar Morong, Jr.           Trustee     Since 1991     Managing Director, Morong            36       Former Director,
 c/o R. Jay Gerken                                         Capital Management                            Indonesia Fund (closed-
 Citigroup Asset Management                                (since 1993).                                 end fund) (from 1990 to
 399 Park Avenue                                                                                         1999); Trustee, Morgan
 New York, NY 10022                                                                                      Stanley Institutional Fund
 Age 68                                                                                                  Fund (currently super-
                                                                                                         vises 75 investment
                                                                                                         companies) (since 1993).

 R. Richardson Pettit           Trustee     Since 2001     Professor of Finance, University     31       None
 c/o R. Jay Gerken                                         of Houston (from 1977 to 2002);
 Citigroup Asset Management                                independent consultant
 399 Park Avenue                                           (since 1984).
 New York, NY 10022
 Age 61

 Walter E. Robb, III            Trustee     Since 2001     President, Benchmark Consulting      36       Director, John Boyle &
 c/o R. Jay Gerken                                         Group, Inc. (service company)                 Co., Inc. (textiles) (since
 Citigroup Asset Management                                (since 1991); sole proprietor, Robb           1999); Director, Harbor
 399 Park Avenue                                           Associates (financial consulting)             Sweets, Inc. (candy)
 New York, NY 10022                                        (since 1978); Co-owner, Kedron                (since 1990); Director,
 Age 77                                                    Design (gifts) (since 1978);                  W.A. Wilde Co. (direct
                                                           former President and Treasurer,               media marketing) (since
                                                           Benchmark Advisors, Inc.                      1982); Director, Alpha
                                                           (financial consulting)                        Grainger Manufacturing,
                                                           (from 1989 to 2000).                          Inc. (electronics) (since
                                                                                                         1983); former Trustee,
                                                                                                         MFS Family of Funds
                                                                                                         (investment company)
                                                                                                         (from 1985 to 2001);
                                                                                                         Harvard Club of Boston
                                                                                                         (Audit Committee)
                                                                                                         (since 2001).


   26  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

--------------------------------------------------------------------------------
  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                     NUMBER OF        OTHER BOARD
                                                                         PRINCIPAL                 PORTFOLIOS IN      MEMBERSHIPS
                                POSITION(S)        LENGTH              OCCUPATION(S)               FUND COMPLEX         HELD BY
                                 HELD WITH         OF TIME              DURING PAST                OVERSEEN BY      TRUSTEE DURING
NAME, ADDRESS AND AGE              FUND            SERVED               FIVE YEARS                   TRUSTEE        PAST FIVE YEARS
----------------------         ------------       --------            --------------             ---------------   -----------------


 INTERESTED
 TRUSTEE:

 R. Jay Gerken*                  Chairman,        Since 2002     Managing Director of CGM (since      Chairman              N/A
 Citigroup Asset Management      President,                      1996); Chairman, President, and      of the Board,
 399 Park Avenue                 and Chief                       Chief Executive Officer of Smith     Trustee or
 New York, NY 10022              Executive                       Barney Fund Management LLC           Director
 Age 52                          Officer                         ("SBFM"), Travelers Investment       of 220
                                                                 Advisers, Inc. ("TIA") and Citi
                                                                 Fund Management Inc. ("CFM");
                                                                 President and Chief Executive
                                                                 Officer of certain mutual funds
                                                                 associated with Citigroup Inc.;
                                                                 formerly, Portfolio Manager of
                                                                 Smith Barney Allocation Series
                                                                 Inc. (from 1996 to 2001) and
                                                                 Smith Barney Growth and Income
                                                                 Fund (from 1996 to 2000).

 OFFICERS:

 Andrew B. Shoup**               Senior Vice      Since 2003     Director of Citigroup Asset          N/A                   N/A
 125 Broad Street                President and                   Management ("CAM"); Chief
 New York, NY 10004              Chief                           Administrative Officer of mutual
 Age 47                          Administrative                  funds associated with Citigroup
                                 Officer                         Inc.; Head of International Funds
                                                                 Administration of CAM (from
                                                                 2001 to 2003); Director of Global
                                                                 Funds Administration of CAM
                                                                 (from 2000 to 2001); Head of U.S.
                                                                 Citibank Funds Administration
                                                                 of CAM (from 1998 to 2000).


 Frances M. Guggino              Controller       Since 2002     Vice President of CGM; Controller    N/A                   N/A
 125 Broad Street                                                of certain mutual funds associated
 New York, NY 10004                                              with Citigroup Inc. (since 1991).
 Age 46

 Robert I. Frenkel               Secretary and    Since 2000     Managing Director and General        N/A                   N/A
 CAM                             Chief Legal      Since 2003     Counsel, Global Mutual Funds
 300 First Stamford Place        Officer                         for CAM (since 1994); Secretary
 Stamford, CT 06902                                              of certain mutual funds associated
 Age 49                                                          with Citigroup Inc.; Chief Legal
                                                                 Officer of mutual funds asso  ciated
                                                                 with Citigroup Inc.

* Mr. Gerken is an "interested person" of the fund as defined in the 1940 Act because he is an officer of certain affiliates of the Manager.
**   As of November 25, 2003.


   27  SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND | 2003 Annual Report

                     (This page intentionally left blank.)

SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES FUND

     TRUSTEES
     Elliott J. Berv
     Donald M. Carlton
     A. Benton Cocanougher
     Mark T. Finn
     R. Jay Gerken, CFA, Chairman*
     Stephen Randolph Gross
     Diana R. Harrington
     Susan B. Kerley
     Alan G. Merten
     C. Oscar Morong, Jr.
     R. Richardson Pettit
     Walter E. Robb, III


     OFFICERS
     R. Jay Gerken, CFA*
     President and
     Chief Executive Officer


     Andrew B. Shoup*+
     Senior Vice President and
     Chief Administrative Officer


     Frances M. Guggino*
     Controller


     Robert I. Frenkel*
     Secretary and Chief Legal Officer


     INVESTMENT MANAGER
     Smith Barney Fund Management LLC


     DISTRIBUTOR
     Citigroup Global Markets Inc.


     CUSTODIAN
     State Street Bank
       & Trust Company


     TRANSFER AGENT
     Citicorp Trust Bank, fsb.
     125 Broad Street, 11th Floor
     New York, NY 10004


     SUB-TRANSFER AGENT
     PFPC Global Fund Services
     P.O. Box 9699
     Providence, RI 02940-9699


     INDEPENDENT
     AUDITORS
     PricewaterhouseCoopers LLP
     1177 Avenue of the Americas
     New York, NY 10036


     *    Affiliated Person of
          Investment Manager

     +    As of November 25, 2003

     SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

This report is submitted for general information of the shareholders of Smith Barney Small Cap Growth Opportunities Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.


SMITH BARNEY SMALL CAP
  GROWTH OPPORTUNITIES FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.



WWW.SMITHBARNEYMUTUALFUNDS.COM

(C)2003 Citigroup Global Markets Inc.

Member NASD, SIPC


FD02663 12/03                                                            03-5805

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Mr. Stephen Randolph Gross, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Gross as the Audit Committee's financial expert. Mr. Gross is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a) (1) Code of Ethics attached hereto.

         (a) (2) Attached hereto.

                 Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         (b)     Exhibit 99.906CERT   Certifications pursuant to Section 906 of
                                      the Sarbanes-Oxley Act of 2002

                                   SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND


By: /s/ R. Jay Gerken
    R. Jay Gerken
    Chief Executive Officer of
    SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Date:  JANUARY 6, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ R. Jay Gerken
    (R. Jay Gerken)
    Chief Executive Officer of
    SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Date:  JANUARY 6, 2004

By: /s/ ANDREW B. SHOUP
    Chief Administrative Officer of
    SMITH BARNEY SMALL CAP GROWTH OPPORTUNITIES FUND

Date:  JANUARY 6, 2004